                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

   ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANY

Investment Company Act file number:                     811-21474

Exact name of registrant as specified in charter:       Oppenheimer Limited Term
                                                        California Municipal Fund

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     303.768.3200

Date of fiscal year end:                                7/31

Date of reporting period:                               07/01/2003-06/30/2004

Item 1.           Proxy Voting Record - The Fund held no voting securities
during the period covered by this report.  No records are attached.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer Limited Term California
Municipal Fund

By (Signature and Title)*:          /s/ John V. Murphy
                                    ------------------
                                    John V. Murphy, President

Date:                               08/25/2004

*By:  /s/ Tane Tyler
      --------------
      Tane Tyler, Attorney in Fact